Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Financial assets
Interest-bearing deposits with banks	$ 38,653	$ 36,471
Securities
Trading	138,173	128,258
Investment, net of applicable allowance	97,659	94,608
Securities	235,832	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	297,660	294,602
Loans, net of applicable allowance
Loans, net	589,820	576,818
Other
Derivatives	84,816	94,039
Deposits
Personal	280,171	270,154
Business and government	540,234	534,371
Bank	32,159	32,521
Deposits	852,564	837,046
Other
Obligations related to securities sold short	33,242	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	224,529	206,814
Derivatives	81,766	90,238
Subordinated debentures	9,255	9,131
Financial assets classified as at FVTPL [member]
Securities
Trading	130,542	121,031
Securities	130,542	121,031
Assets purchased under reverse repurchase agreements and securities borrowed	223,953	219,108
Loans, net of applicable allowance
Retail	118	69
Wholesale	6,671	7,129
Loans, net	6,789	7,198
Other
Derivatives	84,816	94,039
Other assets	1,350	1,373
Financial assets designated as at FVTPL [member]
Financial assets
Interest-bearing deposits with banks	22,856	20,274
Securities
Trading	7,631	7,227
Securities	7,631	7,227
Loans, net of applicable allowance
Retail	194	190
Wholesale	1,643	1,540
Loans, net	1,837	1,730
Financial assets classified as at FVOCI [member]
Securities
Investment, net of applicable allowance	51,366	48,093
Securities	51,366	48,093
Loans, net of applicable allowance
Retail	95	94
Wholesale	463	458
Loans, net	558	552
Financial assets designated as at FVOCI [member]
Securities
Investment, net of applicable allowance	529	406
Securities	529	406
Financial liabilities classified as at FVTPL [member]
Deposits
Personal	146	150
Business and government	12	(11)
Deposits	158	139
Other
Obligations related to securities sold short	33,242	32,247
Derivatives	81,766	90,238
Other liabilities	(1,113)	(1,434)
Financial liabilities designated as at FVTPL [member]
Deposits
Personal	15,088	14,602
Business and government	110,561	103,446
Bank	5,942	7,072
Deposits	131,591	125,120
Other
Obligations related to assets sold under repurchase agreements and securities loaned	218,297	201,839
Other liabilities	23	18
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	15,797	16,197
Securities
Investment, net of applicable allowance	45,546	45,367
Securities	45,546	45,367
Assets purchased under reverse repurchase agreements and securities borrowed	73,707	75,490
Loans, net of applicable allowance
Retail	397,339	394,051
Wholesale	179,595	168,087
Loans, net	576,934	562,138
Other
Other assets	45,372	46,205
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	264,491	255,115
Business and government	430,314	431,158
Bank	26,256	25,462
Deposits	721,061	711,735
Other
Obligations related to assets sold under repurchase agreements and securities loaned	6,234	4,976
Other liabilities	60,578	54,880
Subordinated debentures	9,416	9,319
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	38,653	36,471
Securities
Trading	138,173	128,258
Investment, net of applicable allowance	97,659	94,608
Securities	235,832	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	297,660	294,602
Loans, net of applicable allowance
Retail	399,732	397,455
Wholesale	190,088	179,363
Loans, net	589,820	576,818
Other
Derivatives	84,816	94,039
Other assets	46,722	47,578
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	15,797	16,197
Securities
Investment, net of applicable allowance	45,764	46,109
Securities	45,764	46,109
Assets purchased under reverse repurchase agreements and securities borrowed	73,707	75,494
Loans, net of applicable allowance
Retail	399,325	397,102
Wholesale	181,311	170,236
Loans, net	580,636	567,338
Other
Other assets	45,372	46,205
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	38,653	36,471
Securities
Trading	138,173	128,258
Investment, net of applicable allowance	97,441	93,866
Securities	235,614	222,124
Assets purchased under reverse repurchase agreements and securities borrowed	297,660	294,598
Loans, net of applicable allowance
Retail	397,746	394,404
Wholesale	188,372	177,214
Loans, net	586,118	571,618
Other
Derivatives	84,816	94,039
Other assets	46,722	47,578
Financial liabilities at carrying amount [member]
Deposits
Personal	280,171	270,154
Business and government	540,234	534,371
Bank	32,159	32,521
Deposits	852,564	837,046
Other
Obligations related to securities sold short	33,242	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	224,529	206,814
Derivatives	81,766	90,238
Other liabilities	59,526	53,501
Subordinated debentures	9,255	9,131
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	264,937	255,402
Business and government	429,661	430,936
Bank	26,217	25,449
Deposits	720,815	711,787
Other
Obligations related to assets sold under repurchase agreements and securities loaned	6,232	4,975
Other liabilities	60,616	54,917
Subordinated debentures	9,255	9,131
Financial liabilities at fair value [member]
Deposits
Personal	279,725	269,867
Business and government	540,887	534,593
Bank	32,198	32,534
Deposits	852,810	836,994
Other
Obligations related to securities sold short	33,242	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	224,531	206,815
Derivatives	81,766	90,238
Other liabilities	59,488	53,464
Subordinated debentures	$ 9,416	$ 9,319